INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Krillase

As part of the asset acquisition of ACB Holding AB, Reg. No. 559119-5762, completed on September 12, 2018, Marizyme acquired all rights, titles, and interest in the Krillase technology, a group of intangible assets worth $28,600,000. Krillase is a naturally occurring enzyme that acts to break protein bonds and has applications in wound debridement, wound healing, dental care and thrombosis. The useful lives of the intangible assets are based on the life of the patent and related technology. The patents and related technology for Krillase have not been amortized since the acquisition, as they have not yet been put into operations.

At December 31, 2022, management determined that the carrying value of Krillase exceeded its recoverable amount. Impairment of $24,350,000 was recognized on Krillase intangible assets and recorded in the impairment of intangible assets in the consolidated statements of operations for the year ended December 31, 2022. However, for the three and six months ended June 30, 2023 and 2022, no impairment has been recognized on Krillase intangible assets.

DuraGraft

As part of Somahlution acquisition in 2020, Marizyme purchased $18,170,000 of intangible assets related to the DuraGraft® technology. No impairment has been recognized on DuraGraft intangible assets for the three and six months ended June 30, 2023 and 2022.

My Health Logic

As part of My Health Logic acquisition completed on December 22, 2021, Marizyme purchased MHL’s lab-on-chip technology platform and its patient-centric, digital point-of-care diagnostic device, MATLOC, fair valued at an aggregate amount of $6,600,000. No impairment has been recognized on My Health Logic intangible assets for the three and six months ended June 30, 2023 and 2022.

	June 30, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$4,250,000	$-	$4,250,000
Patents in process	122,745	-	122,745
DuraGraft patent	5,256,000	(1,179,230)	4,076,770
DuraGraft - Distributor relationship	308,000	(89,833)	218,167
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	12,606,000
My Health Logic - Trade name	450,000	(49,018)	400,982
My Health Logic - Biotechnology	4,600,000	(412,647)	4,187,353
My Health Logic - Software	1,550,000	(157,583)	1,392,417
Total intangibles	$29,142,745	$(1,888,311)	$27,254,434

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$(24,350,000)	$4,250,000
Patents in process	122,745	-	-	122,745
DuraGraft patent	5,256,000	(977,076)	-	4,278,924
DuraGraft - Distributor relationship	308,000	(74,433)	-	233,567
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	-	12,606,000
My Health Logic - Trade name	450,000	(32,947)	-	417,053
My Health Logic - Biotechnology	4,600,000	(277,353)	-	4,322,647
My Health Logic - Software	1,550,000	(105,916)	-	1,444,084
Total intangibles	$53,492,745	$(1,467,725)	$(24,350,000)	$27,675,020

Goodwill	DuraGraft	My Health Logic	Total
Balance, June 30, 2023 and December 31, 2022	$5,416,000	$1,774,656	$7,190,656

The following changes to the Company’s intangible assets had taken place in the periods indicated:

Balance, December 31, 2021	$52,866,192
Impairment	(24,350,000)
Amortization expense	(841,172)
Balance, December 31, 2022	27,675,020
Amortization expense	(420,586)
Balance, June 30, 2023	$27,254,434

Future amortizations for DuraGraft and My Health Logic intangible assets for the remaining six month of the fiscal 2023 will be $420,586, for the next five years from 2024 through 2028 - $841,172 for each year, and for 2029 and thereafter- $6,069,827. Amortization related to in-process research and development will be determined upon the Company achieving commercialization.

4. Intangible Assets and Goodwill

Krillase

As part of the asset acquisition of ACB Holding AB, Reg. No. 559119-5762, completed on September 12, 2018, Marizyme acquired all rights, titles, and interest in the Krillase technology, a group of intangible assets worth $28,600,000. Krillase is a naturally occurring enzyme that acts to break protein bonds and has applications in wound debridement, wound healing, dental care and thrombosis. The useful lives of the intangible assets are based on the life of the patent and related technology. The patents and related technology for Krillase have not been amortized since the acquisition, as they have not yet been put into operations.

At December 31, 2022, management determined that the carrying value of Krillase exceeded its recoverable amount. Impairment of $24,350,000 was recognized on Krillase intangible assets and recorded in the impairment of intangible assets in the consolidated statements of operations for the year ended December 31, 2022 (2021 - $Nil).

DuraGraft

As part of the Somahlution acquisition (see Note 2), Marizyme purchased $18,170,000 of intangible assets related to the DuraGraft® technology. No impairment has been recognized on DuraGraft intangible assets for the years ended December 31, 2022 and 2021.

My Health Logic

As part of the My Health Logic acquisition (see Note 2), Marizyme purchased MHL’s lab-on-chip technology platform and its patient-centric, digital point-of-care diagnostic device, MATLOC, fair valued at an aggregate amount of $6,600,000. No impairment has been recognized on My Health Logic intangible assets for the years ended December 31, 2022 and 2021.

		December 31, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$(24,350,000)	$4,250,000	$28,600,000	$-	$28,600,000
Patents in process	122,745	-	-	122,745	122,745	-	122,745
DuraGraft patent	5,256,000	(977,076)	-	4,278,924	5,256,000	(572,768)	4,683,232
DuraGraft - Distributor relationship	308,000	(74,433)	-	233,567	308,000	(43,633)	264,367
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	-	12,606,000	12,606,000	-	12,606,000
My Health Logic - Trade name	450,000	(32,947)	-	417,053	450,000	(804)	449,196
My Health Logic - Biotechnology	4,600,000	(277,353)	-	4,322,647	4,600,000	(6,765)	4,593,235
My Health Logic - Software	1,550,000	(105,916)	-	1,444,084	1,550,000	(2,583)	1,547,417
Total intangibles	$53,492,745	$(1,467,725)	$(24,350,000)	$27,675,020	$53,492,745	$(626,553)	$52,866,192

Goodwill	DuraGraft	My Health Logic	Total
Balance, December 31, 2021	$5,416,000	$1,774,656	$7,190,656
Additions on acquisitions	-	-	-
Impairment	-	-	-
Balance, December 31, 2022	$5,416,000	$1,774,656	$7,190,656

The following changes to the Company’s intangible assets had taken place in the periods indicated:

Balance, December 31, 2020	$42,278,211
Acquired in Somahlution Transaction	4,022,271
Acquired in MHL Transaction	6,600,000
Additions	2,775
Amortization expense	(37,065)
Balance, December 31, 2021	52,866,192
Impairment	(24,350,000)
Amortization expense	(841,172)
Balance, December 31, 2022	$27,675,020

Future amortizations for DuraGraft and My Health Logic intangible assets for the next five years will be $841,172 for each year from 2023 through 2027 and $6,490,413 for 2028 and thereafter. Amortization related to in process research and development will be determined upon the Company achieving commercialization.